SCHEDULE OF BUSINESS ACUISITION ASSETS ACQUIRED , AND LIABILITIES ASSUMED (Details) - USD ($)	Jan. 13, 2022	Jun. 09, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill			$ 58,922
Zhenjiang TaopingIo TTech Co Ltd ZJIOT [Member]
Business Acquisition [Line Items]
Cash	$ 4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Goodwill	58,922
Taoping New Media Co., Ltd [Member]
Business Acquisition [Line Items]
Cash		$ 7,644
Accounts receivable, net		1,252,601
Advances to suppliers		75,971
Other receivables, net		2,345,332
Property, plant and equipment, net		1,550,113
Accounts payable		(339,198)
Advances from customers		(10,943)
Accrued payroll and benefits		(32,840)
Other payables and accrued expenses		(87,373)
Total net assets acquired		5,448,801
Total purchase price	$ 267,392	$ 5,436,456